SCHEDULE OF BALANCE SHEET INFORMATION RELATED TO OPERATING LEASES (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Leases
Right-of-use assets	$ 570,325	$ 598,508
Lease liabilities - current	384,817	429,687
Lease liabilities - non-current	198,300	182,380
Total lease liabilities	$ 583,117	$ 612,067